ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and cash flows of the Consolidated Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Assets, liabilities and cash flows of the Consolidated Plan
Amounts due from related parties	¥ 274,395		¥ 246,758		$ 42,053
Total current assets	9,367,711		9,688,449		1,435,662
Restricted cash	709,848		175,700		108,789
Total non-current assets	10,503,112		9,804,407		1,609,672
Total assets	19,870,823		19,492,856		3,045,334
Securitization debt	95,149		104,899		14,582
Amounts due to related parties	35,623		9,769		5,459
Total current liabilities	12,634,249		10,569,668		1,936,283
Total non-current liabilities	5,511,970		5,007,904		844,743
Total liabilities	18,146,219		15,577,572		2,781,026
Net cash (used in)/generated from operating activities	(231,235)	$ (35,438)	852,833	¥ 637,204
Net cash used in investing activities	(872,933)	(133,783)	(1,912,482)	(1,230,953)
Net cash generated from financing activities	1,548,184	237,270	2,011,812	¥ 557,149
Consolidated Plan
Assets, liabilities and cash flows of the Consolidated Plan
Amounts due from related parties	301,914		157,345		46,271
Total current assets	301,914		157,345		46,271
Restricted cash	90,000		40,000		13,793
Amounts due from related parties	230,000		140,000		35,249
Total non-current assets	320,000		180,000		49,042
Total assets	621,914		337,345		95,313
Securitization debt	96,829		107,820		14,840
Amounts due to related parties	205,085		49,525		31,431
Total current liabilities	301,914		157,345		46,271
Amounts due to related parties	320,000		180,000		49,042
Total non-current liabilities	320,000		180,000		49,042
Total liabilities	621,914		337,345		$ 95,313
Net cash (used in)/generated from operating activities	(234,569)	(35,949)	(297,345)
Net cash generated from financing activities	¥ 284,569	$ 43,612	¥ 337,345